BORROWINGS - Summary of Carrying Amount of the Group's Term Loan and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
As at January 1, at fair value	$ 5,944	$ 5,960
Interest accrued (Note 20)	464	480	$ 1,521
Amortization of issuance costs	31	34
Interest paid	(458)	(509)	(1,656)
Repayment of borrowings	(6,000)	0	(17,352)
Translation differences	19	(21)
As at December 31, at fair value	$ 0	$ 5,944	$ 5,960